TradeStation Group, Inc.

8050 S.W. 10th Street, Suite 4000

Plantation, Florida 33324

(954) 652-7000 phone

(954) 652-7019 fax

http://www.tradestation.com

NasdaqNM: TRAD

March 8, 2005

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Desk

Re: TradeStation Group, Inc. – Annual Report on Form 10-K

To Whom It May Concern:

Enclosed for electronic filing is the Annual Report on Form 10-K of TradeStation Group, Inc. for the year ended December 31, 2004.

Pursuant to the request in general instruction D(3) of Form 10-K, we note that the consolidated financial statements in the Form 10-K do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

If you have any questions with respect to the Form 10-K or otherwise, please contact the undersigned.

Very truly yours,

/s/ David H. Fleischman
David H. Fleischman
Chief Financial Officer,
Vice President of Finance and Treasurer